Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 321.7	$ 321.8
Intangible assets	318.3	346.5
Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0.0	0.0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	300.4	337.2
Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	17.9	9.3
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	377.1	377.2
Intangible assets	1,094.4	1,091.3
Cost | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	111.3	111.3
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	672.3	679.3
Cost | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	310.8	300.7
Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	(55.4)	(55.4)
Intangible assets	(776.1)	(744.8)
Accumulated Amortization and Impairment | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(111.3)	(111.3)
Accumulated Amortization and Impairment | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(371.9)	(342.1)
Accumulated Amortization and Impairment | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ (292.9)	$ (291.4)